RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

11.    RELATED PARTY TRANSACTIONS AND BALANCES

Related parties are defined as management and members of the Company and/or members of their immediate family and/or other companies and/or entities in which a board member or senior officer is a principal owner or senior executive. Other than disclosed elsewhere in the financial statements, related party transactions and balances are as follows:

Mercer Park, L.P., a company owned by an executive of Ayr, entered into a management agreement with the Company dated May 24, 2019. The management fee is paid monthly and varies based on actual costs incurred by the related entity when providing the Company administrative support, management services, office space, and utilities. In addition, the management fees paid to the related party also reimbursed them for other corporate or centralized expenses based on actual cost, including but not limited to legal and professional fees, software, and insurance. The agreement is a month-to-month arrangement.

As of December 31, 2023 and 2022, $nil and $698 was included in prepaid expenses, a majority of which is for a letter of credit for an operating lease. Lease fees included in the operating lease during the years ended December 31, 2023 and 2022, were $858 and $861. During the years ended December 31, 2023 and 2022, included in general and administrative expenses are management fees of $nil and $12.

During the years ended December 31, 2023 and 2022, the Company incurred fees from a company partially owned by a board member of AYR. The total incurred fees were $54 and $54 of office expenses, $24 and $392 of development fees, $1,083 and $920 of rental fees, and $83 and $165 of interest expense, respectively, for the years ended December 31, 2023 and 2022. Additionally in 2022, the board member was issued 50 Equity Shares, valued at $707 on the grant date, related to a consulting agreement with the Company for services rendered.

Refer below to the debts payable and senior secured notes and share capital notes for additional information regarding the debts payable to related parties and non-cash stock-based compensation plan, respectively, for the years ended December 31, 2023 and 2022.